Trade Payables and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Trade and other current payables [abstract]
Summary of Trade Payables and Accrued Liabilities

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	December 31, 2019
Trade payables	468	310
Amounts due to related parties (Note 8)	281	169
Accrued liabilities	3	40
	752	519